Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Data [Abstract]
Quarterly Financial Data (Unaudited)

18. QUARTERLY FINANCIAL DATA (UNAUDITED)
The following is a summary of the unaudited quarterly financial information for the years ended December 31, 2020 and 2019. We believe that all necessary adjustments, consisting only of normal recurring adjustments, have been included in the amounts stated below to present fairly, and in accordance with GAAP, the selected quarterly information (in thousands, except per share amounts):

	2020
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Total revenue	$131,523	$119,040	$126,695	$120,759
Net income (loss) attributable to stockholders	9,769	(5,588)	11,784	(11,193)
Net income (loss) per share - basic and diluted	$0.10	$(0.06)	$0.12	$(0.12)

	2019
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Total revenue	$132,769	$132,581	$136,009	$135,347
Net (loss) income attributable to stockholders	(5,195)	(36,570)	(25,877)	4,110
Net (loss) income per share - basic and diluted	$(0.06)	$(0.39)	$(0.27)	$0.06
Our decrease in revenue beginning in the second quarter of 2020 is mainly attributed to the effects of the COVID-19 pandemic.